Property, Plant and Equipment (Summary of Depreciation of Property Plant and Equipment) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	$ 1,633	$ 1,567
Freight Transportation and Distribution [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	168	176
Cost of Goods Sold [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	1,375	1,303
Selling Expenses [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	467	464
General And Administrative Expense1 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	38	42
Depreciation Expense Included in Income Statement [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	2,048	1,985
Inventory [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	$ 176	$ 159